SCHEDULE OF AMOUNT DUE FROM/(TO) JOINT OPERATION PARTIES (Details) - HKD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Amount Due From Joint Operation Parties
Amount due from/(to) joint operation parties	$ 20,412,892	$ 1,759,280